Revenue (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue net of current portions		$ 2,500
Revenue recognized		690	$ 269
Research and development costs		1,345	215
Deferred revenues, current		1,318	538
Deferred revenues, non current		$ 306	$ 1,720
MSD Agreement [Member]
Non-refundable upfront income	$ 2,500
Equity investment	5,000
Total transaction price	2,500
MSD Agreement [Member] | Maximum [Member]
Option exercise incurred	$ 347,500